Noncontrolling Interests [Text Block] (Tables)	6 Months Ended
Sep. 30, 2013
Changes In MUFG's Ownership Interests In Subsidiaries [Table Text Block]

	Six months ended September 30,
	2012	2013
	(in millions)
Net income attributable to Mitsubishi UFJ Financial Group	¥596,012	¥383,314
Transactions between Mitsubishi UFJ Financial Group and the noncontrolling interest shareholders	(307)	—

Net transfers to the noncontrolling interest shareholders	(307)	—

Change from net income attributable to Mitsubishi UFJ Financial Group and transactions between Mitsubishi UFJ Financial Group and noncontrolling interest shareholders	¥595,705	¥383,314